Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Accounts Payable And Accrued Expenses [Abstract]
Accounts payable	$ 2,743,514	$ 1,333,044
Accrued liabilities	1,493,632	1,236,942
Payroll liabilities	89,516	346,693
Total	$ 4,326,662	$ 2,916,679